Cover	Aug. 16, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38797
Entity Registrant Name	IMAC Holdings, Inc.
Entity Central Index Key	0001729944
Entity Tax Identification Number	83-0784691
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1605 Westgate Circle
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	(844)
Local Phone Number	266-4622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	IMAC
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	IMACW